CONVERTIBLE DEBENTURES	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
CONVERTIBLE DEBENTURES

9. CONVERTIBLE DEBENTURES

As of:	June 30, 2023	December 31, 2022
Convertible Debenture	$2,099,174	$-

During the six months ended June 30, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes with a principal amount of $3,098,971, and 3,098,971 Series 1 Shares. The Company received net proceeds of approximately $2,833,081. Of the $2,833,081 net proceeds, $1,863,945 was allocated to the convertible notes, and $969,136 was allocated to the Series 1 Shares, based on their relative fair values at issuance.

The convertible notes are due as follows: 50% is due 30 days after a Qualifying Transaction (that is, a merger, sale of the Company, initial public offering, or sale of equity instruments with gross proceeds of at least $3,000,000), and 50% is due the earlier of 90 days after a Qualifying Transaction or one year after issuance. The convertible notes bear interest at 8%, or 10% if the lender elects to receive interest payments in kind. The lenders may convert the convertible notes to Common Shares at any time at a conversion price of $6.00.

If an event of default shall occur and be continuing, lenders holding greater than 50% of the aggregate principal amount of the convertible notes outstanding at such time may declare all the convertible notes to be in default, at which point the principal amount outstanding on the date of such written notice shall increase to 125% of the principal amount then outstanding, and the interest rate shall increase to 15% or the maximum rate permitted under applicable law until such event of default is cured, if capable of being cured. Additionally, if an event of default has occurred and is continuing without cure, at the end of each calendar month thereafter until the event of default has been cured, the lenders shall be entitled to sweep the cash received in the bank accounts of the Company and its subsidiaries in an aggregate amount equal to 20% of the consolidated revenue of the Company and its subsidiaries during such calendar month.